Offerings - Offering: 1	Jun. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.001 per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	0.23
Maximum Aggregate Offering Price	$ 690,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 95.29
Offering Note	Represents up to 3,000,000 Class A Ordinary Shares issuable to Atsion Opportunity Fund LLC - Series 1, pursuant to the Amendment No. 1 to the Conditional Waiver of Covenant dated June 4, 2026. Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Class A ordinary shares on The Nasdaq Stock Market LLC on June 3, 2026 ($0.23 per share), in accordance with Rule 457(c) of the Securities Act of 1933, as amended (the "Securities Act").